Note 44 - Gains (losses) on derecognition of non financial assets and subsidiaries, net	6 Months Ended
Jun. 30, 2018
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains (losses) on derecognition of non financial assets and subsidiaries, Net

Gains (losses) on derecognition of non financial assets and subsidiaries, net

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Gains or losses on derecognition of non financial assets and subsidiaries, net (Millions of euros)
	June 2018	June 2017
Gains
Disposal of investments in non-consolidated subsidiaries	52	6
Disposal of tangible assets and other	60	44
Losses:
Disposal of investments in non-consolidated subsidiaries	-	(2)
Disposal of tangible assets and other	(32)	(19)
Total	80	30